Debt	12 Months Ended
Sep. 30, 2011
Debt [Abstract]
Debt

9. Debt

Debt consists of the following at September 30, 2011, and 2010:

(Dollars in thousands)	2011	2010
Revolving credit facility,
including current portion	$125,000	154,000
Current portion of long-term debt	(50,000)	(50,000)
Total long-term debt,
less current portion	$75,000	104,000

At September 30, 2011, the Company had approximately $190 million available to borrow under the credit facility, plus a $50 million increase option, in addition to $34.2 million cash on hand. The Company classified $50 million as the current portion of long-term debt as of September 30, 2011, as the Company intends to repay this amount within the next twelve months; however, the Company has no contractual obligation to repay such amount during the next twelve months. The Company's ability to access the additional $50 million increase option of the credit facility is subject to acceptance by participating or other outside banks. The credit facility has a maturity date of November 30, 2012.

The credit facility requires, as determined by certain financial ratios, a facility fee ranging from 15 to 25 basis points per annum on the unused portion. The terms of the facility provide that interest on borrowings may be calculated at a spread over the London Interbank Offered Rate (LIBOR) or based on the prime rate, at the Company's election. The facility is secured by the unlimited guaranty of the Company's material domestic subsidiaries and a 65% pledge of the material foreign subsidiaries' share equity. The financial covenants of the credit facility include a leverage ratio and an interest coverage ratio. During 2011 and 2010, the maximum aggregate short-term borrowings at any month-end were $159 million and $180.4 million, respectively; the average aggregate short-term borrowings outstanding based on month-end balances were $143 million and $170.6 million, respectively; and the weighted average interest rates were 1.40%, 1.87%, and 3.26% for 2011, 2010 and 2009, respectively. The letters of credit issued and outstanding under the credit facility totaled $15 million and $13 million at September 30, 2011, and 2010, respectively.